Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses and other current assets

(9) Prepaid expenses and other current assets

Prepaid expenses as of 31 December 2022 mainly relate to prepayments for insurance premiums. The other current assets mainly comprise VAT-related receivables of k€ 19,035 (31 December 2021: k€ 14,943) and positive fair values of forward exchange contracts in the amount of k€ 8,215.

	31 Dec	31 Dec
	2022	2021
	k€	k€
Prepaid expenses	16,948	19,210
Other	40,178	20,685
Total prepaid expenses and other current assets	57,126	39,895